United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/15

Date of Reporting Period: Quarter ended 05/31/14

Item 1. Schedule of Investments

Federated Government Income Securities, Inc.
Portfolio of Investments
May 31, 2014 (unaudited)
Principal Amount			Value
		U.S. TREASURY—10.3%
		U.S. Treasury Bonds—3.8%
$1,000,000		3.750%, 8/15/2041	$1,089,515
3,750,000		4.375%, 5/15/2040	4,511,719
3,250,000		6.000%, 2/15/2026	4,368,762
		TOTAL	9,969,996
		U.S. Treasury Notes—6.5%
4,500,000		2.000%, 2/15/2023	4,379,874
12,308,335		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	12,631,237
		TOTAL	17,011,111
		TOTAL U.S. TREASURY (IDENTIFIED COST $25,795,984)	26,981,107
		ASSET-BACKED SECURITY—0.8%
2,200,000	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 2.251%, 6/17/2031 (IDENTIFIED COST $2,200,000)	2,210,793
		GOVERNMENT AGENCIES—5.6%
		Federal Home Loan Mortgage Corporation—5.6%
7,000,000		2.375%, 1/13/2022	7,010,692
5,000,000		3.000%, 7/28/2014	5,022,302
2,500,000		5.625%, 11/23/2035	2,695,510
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $14,445,010)	14,728,504
		MORTGAGE-BACKED SECURITIES—49.0%
		Federal Home Loan Mortgage Corporation—21.7%
4,825,501		3.000%, 8/1/2043	4,773,071
10,243,506		3.500%, 4/1/2042 - 9/1/2043	10,546,654
6,787,487		4.000%, 12/1/2041 - 1/1/2042	7,187,578
12,061,503		4.500%, 4/1/2024 - 4/1/2041	13,055,220
8,021,438		5.000%, 7/1/2019 - 7/1/2040	8,856,502
5,976,863		5.500%, 4/1/2021 - 11/1/2037	6,680,623
476,779		6.000%, 4/1/2036	538,444
4,159,644		7.000%, 9/1/2030 - 4/1/2032	4,867,262
40,277		7.500%, 8/1/2014 - 12/1/2015	41,529
171,525		8.000%, 2/1/2031	207,253
		TOTAL	56,754,136
		Federal National Mortgage Association—25.7%
15,237,771		3.500%, 4/1/2026 - 8/1/2043	15,835,185
20,181,235	[3]	4.000%, 2/1/2041 - 6/1/2044	21,411,570
14,153,299		4.500%, 12/1/2019 - 12/1/2041	15,265,804
1,998,970		5.000%, 12/1/2023 - 7/1/2034	2,213,897
4,972,190		5.500%, 9/1/2034 - 4/1/2036	5,557,904
5,257,955		6.000%, 5/1/2016 - 11/1/2037	5,917,641
273,222		7.000%, 1/1/2031 - 3/1/2032	318,481
613,720		7.500%, 7/1/2028 - 2/1/2030	719,636
104,541		8.000%, 2/1/2030 - 1/1/2031	126,276
		TOTAL	67,366,394
		Government National Mortgage Association—1.6%
3,494,214		3.500%, 12/15/2040	3,635,850
60,867		5.500%, 5/20/2018	64,553

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$12,857		6.000%, 12/15/2016 - 5/15/2024	$13,925
6,205		6.500%, 5/20/2016	6,444
99,853		7.000%, 4/20/2016 - 10/15/2028	117,133
109,421		7.500%, 7/15/2029 - 1/15/2031	129,998
13,810		8.000%, 6/15/2017	14,912
75,926		8.500%, 12/15/2029 - 2/15/2030	92,578
53,892		10.500%, 3/15/2016	57,002
28,336		11.000%, 9/15/2015 - 10/15/2019	30,981
12,008		12.000%, 5/15/2015 - 1/15/2016	12,523
3,389		12.500%, 2/15/2015 - 4/15/2015	3,487
243		13.000%, 11/15/2014	247
		TOTAL	4,179,633
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $120,592,869)	128,300,163
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.7%
		Federal Home Loan Mortgage Corporation—0.4%
866,248		REMIC 3331 FC, 0.585%, 6/15/2037	871,004
		Non-Agency Mortgage-Backed Securities—5.3%
579,959		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	508,380
1,821,536	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,798,384
3,400,767	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	3,257,676
856,550		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	848,402
1,313,428		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,226,973
77,098		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	76,318
300,417		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	306,262
885,343		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	902,001
1,174,317		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,180,262
1,907,205	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,970,698
2,117,277		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,884,450
		TOTAL	13,959,806
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,260,864)	14,830,810
		COMMERCIAL MORTGAGE-BACKED SECURITIES—27.8%
		Agency Commercial Mortgage-Backed Securities—23.4%
3,551,216		FHLMC REMIC K017 A1, 1.891%, 12/25/2020	3,599,572
3,000,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	3,093,425
5,500,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	5,748,285
4,000,000		FHLMC REMIC K015 A2, 3.230%, 7/25/2021	4,204,140
3,775,168		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	3,999,429
5,821,769		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	5,851,345
5,831,188		FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	5,859,118
3,325,318		FNMA REMIC 2010-M6 A1, 2.210%, 9/25/2020	3,408,783
8,000,000		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	8,330,845
3,800,000	[1,2]	FREMF Mortgage Trust 2013-K25, 3.617%, 11/25/2045	3,772,277
4,250,000	[1,2]	FREMF Mortgage Trust 2013-K502, 2.842%, 3/25/2045	4,303,408
6,000,000	[1,2]	FREMF Mortgage Trust 2013-K713, 3.165%, 4/25/2046	6,004,648
3,259,329		NCUA Guaranteed Notes 2010-C1, 1.600%, 10/29/2020	3,289,315
		TOTAL	61,464,590
		Non-Agency Commercial Mortgage-Backed Securities—4.4%
3,466,884	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,547,819
3,185,153	[1,2]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,335,548

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Non-Agency Commercial Mortgage-Backed Securities—continued
$2,391,583	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	$2,450,250
2,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	2,083,657
		TOTAL	11,417,274
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $71,673,572)	72,881,864
		REPURCHASE AGREEMENTS—2.8%
2,163,000		Interest in $1,355,000,000 joint repurchase agreement 0.08%, dated 5/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,355,009,033 on 6/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $1,393,118,754.	2,163,000
5,245,000	[4,5]	Interest in $160,000,000 joint repurchase agreement 0.06%, dated 5/12/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $160,008,267 on 6/12/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S Government Agency Securities with various maturities to 3/16/2047 and the market value of those underlying securities was $164,273,382.	5,245,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	7,408,000
		TOTAL INVESTMENTS—102.0% (IDENTIFIED COST $257,376,299)[6]	267,341,241
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[7]	(5,242,456)
		TOTAL NET ASSETS—100%	$262,098,785
At May 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
8U.S. Treasury Long Bond Short Futures	10	$1,374,688	September 2014	$(3,289)
8U.S. Treasury Note 5-Year Short Futures	22	$2,634,672	September 2014	$(2,971)
8U.S. Treasury Note 10-Year Short Futures	40	$5,020,625	September 2014	$(1,340)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(7,600)
The average notional value of short futures contracts held by the Fund throughout the period was $6,985,074. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2014, these restricted securities amounted to $34,735,158, which represented 13.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2014, these liquid restricted securities amounted to $34,735,158, which represented 13.3% of total net assets.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	At May 31, 2014, the cost of investments for federal tax purposes was $257,376,299. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $9,964,942. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,768,433 and net unrealized depreciation from investments for those securities having an excess of cost over value of $803,491.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Trust's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$26,981,107	$—	$26,981,107
Asset-Backed Security	—	2,210,793	—	2,210,793
Government Agencies	—	14,728,504	—	14,728,504
Mortgage-Backed Securities	—	128,300,163	—	128,300,163
Collateralized Mortgage Obligations	—	14,830,810	—	14,830,810
Commercial Mortgage-Backed Securities	—	72,881,864	—	72,881,864
Repurchase Agreements	—	7,408,000	—	7,408,000
TOTAL SECURITIES	$—	$267,341,241	$—	$267,341,241
OTHER FINANCIAL INSTRUMENTS*	$(7,600)	$—	$—	$(7,600)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014